Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016734
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class A
Trading Symbol	NOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.37% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Municipal Bond Index
'16	$9,725	$10,000
'16	$9,905	$10,159
'16	$9,907	$10,165
'16	$9,939	$10,179
'16	$9,900	$10,128
'16	$9,797	$10,022
'16	$9,420	$9,648
'16	$9,495	$9,761
'17	$9,539	$9,826
'17	$9,617	$9,894
'17	$9,638	$9,916
'17	$9,701	$9,987
'17	$9,850	$10,146
'17	$9,841	$10,110
'17	$9,894	$10,191
'17	$9,979	$10,269
'17	$9,944	$10,217
'17	$9,973	$10,242
'17	$9,970	$10,187
'17	$10,089	$10,293
'18	$9,979	$10,172
'18	$9,928	$10,142
'18	$9,966	$10,179
'18	$9,946	$10,143
'18	$10,058	$10,259
'18	$10,072	$10,268
'18	$10,084	$10,293
'18	$10,089	$10,319
'18	$10,027	$10,252
'18	$9,898	$10,189
'18	$9,939	$10,302
'18	$10,008	$10,425
'19	$10,068	$10,504
'19	$10,128	$10,560
'19	$10,309	$10,727
'19	$10,342	$10,768
'19	$10,523	$10,916
'19	$10,574	$10,956
'19	$10,641	$11,045
'19	$10,829	$11,219
'19	$10,774	$11,129
'19	$10,771	$11,149
'19	$10,794	$11,177
'19	$10,846	$11,211
'20	$11,056	$11,412
'20	$11,268	$11,559
'20	$10,249	$11,140
'20	$9,915	$11,000
'20	$10,234	$11,350
'20	$10,581	$11,444
'20	$10,820	$11,636
'20	$10,832	$11,582
'20	$10,819	$11,584
'20	$10,814	$11,549
'20	$11,065	$11,724
'20	$11,285	$11,795
'21	$11,483	$11,870
'21	$11,304	$11,682
'21	$11,391	$11,754
'21	$11,562	$11,852
'21	$11,724	$11,888
'21	$11,832	$11,920
'21	$11,948	$12,019
'21	$11,903	$11,975
'21	$11,782	$11,889
'21	$11,728	$11,854
'21	$11,891	$11,955
'21	$11,940	$11,974
'22	$11,599	$11,646
'22	$11,485	$11,605
'22	$10,990	$11,228
'22	$10,486	$10,918
'22	$10,604	$11,080
'22	$10,164	$10,899
'22	$10,590	$11,187
'22	$10,292	$10,941
'22	$9,636	$10,521
'22	$9,464	$10,434
'22	$10,025	$10,922
'22	$9,983	$10,953
'23	$10,390	$11,268
'23	$10,116	$11,013
'23	$10,288	$11,257
'23	$10,301	$11,232
'23	$10,257	$11,134
'23	$10,431	$11,246
'23	$10,486	$11,290
'23	$10,359	$11,128
'23	$10,020	$10,802
'23	$9,802	$10,710
'23	$10,511	$11,390
'23	$10,837	$11,654
'24	$10,895	$11,595
'24	$10,953	$11,610
'24	$11,021	$11,609
'24	$10,869	$11,466
'24	$10,907	$11,432
'24	$11,174	$11,607
'24	$11,318	$11,713
'24	$11,420	$11,805
'24	$11,597	$11,922
'24	$11,403	$11,748
'24	$11,644	$11,951
'24	$11,438	$11,777
'25	$11,468	$11,836
'25	$11,639	$11,954
'25	$11,401	$11,751
'25	$11,247	$11,656
'25	$11,191	$11,664
'25	$11,266	$11,736
'25	$11,111	$11,713
'25	$11,198	$11,815
'25	$11,561	$12,088
'25	$11,714	$12,238
'25	$11,757	$12,266
'25	$11,778	$12,277
'26	$11,834	$12,392
'26	$12,014	$12,547
'26	$11,752	$12,255
'26	$11,912	$12,396
'26	$12,015	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.37%	0.49%	2.14%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	4.41%	-0.07%	1.85%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,996,979
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,877,093
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016737
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class C
Trading Symbol	NOTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.68%

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.56% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,187	$10,159
'16	$10,175	$10,165
'16	$10,201	$10,179
'16	$10,155	$10,128
'16	$10,043	$10,022
'16	$9,658	$9,648
'16	$9,729	$9,761
'17	$9,768	$9,826
'17	$9,842	$9,894
'17	$9,857	$9,916
'17	$9,915	$9,987
'17	$10,061	$10,146
'17	$10,038	$10,110
'17	$10,094	$10,191
'17	$10,166	$10,269
'17	$10,132	$10,217
'17	$10,155	$10,242
'17	$10,145	$10,187
'17	$10,260	$10,293
'18	$10,134	$10,172
'18	$10,084	$10,142
'18	$10,108	$10,179
'18	$10,082	$10,143
'18	$10,198	$10,259
'18	$10,205	$10,268
'18	$10,211	$10,293
'18	$10,209	$10,319
'18	$10,132	$10,252
'18	$10,003	$10,189
'18	$10,039	$10,302
'18	$10,102	$10,425
'19	$10,147	$10,504
'19	$10,202	$10,560
'19	$10,386	$10,727
'19	$10,414	$10,768
'19	$10,580	$10,916
'19	$10,633	$10,956
'19	$10,685	$11,045
'19	$10,876	$11,219
'19	$10,814	$11,129
'19	$10,804	$11,149
'19	$10,821	$11,177
'19	$10,865	$11,211
'20	$11,069	$11,412
'20	$11,274	$11,559
'20	$10,239	$11,140
'20	$9,908	$11,000
'20	$10,221	$11,350
'20	$10,560	$11,444
'20	$10,792	$11,636
'20	$10,798	$11,582
'20	$10,777	$11,584
'20	$10,757	$11,549
'20	$11,009	$11,724
'20	$11,220	$11,795
'21	$11,409	$11,870
'21	$11,224	$11,682
'21	$11,304	$11,754
'21	$11,466	$11,852
'21	$11,619	$11,888
'21	$11,719	$11,920
'21	$11,826	$12,019
'21	$11,774	$11,975
'21	$11,648	$11,889
'21	$11,586	$11,854
'21	$11,740	$11,955
'21	$11,782	$11,974
'22	$11,437	$11,646
'22	$11,319	$11,605
'22	$10,834	$11,228
'22	$10,321	$10,918
'22	$10,431	$11,080
'22	$9,992	$10,899
'22	$10,405	$11,187
'22	$10,106	$10,941
'22	$9,456	$10,521
'22	$9,281	$10,434
'22	$9,825	$10,922
'22	$9,778	$10,953
'23	$10,169	$11,268
'23	$9,896	$11,013
'23	$10,058	$11,257
'23	$10,064	$11,232
'23	$10,014	$11,134
'23	$10,178	$11,246
'23	$10,225	$11,290
'23	$10,095	$11,128
'23	$9,758	$10,802
'23	$9,540	$10,710
'23	$10,224	$11,390
'23	$10,534	$11,654
'24	$10,583	$11,595
'24	$10,634	$11,610
'24	$10,693	$11,609
'24	$10,539	$11,466
'24	$10,569	$11,432
'24	$10,821	$11,607
'24	$10,952	$11,713
'24	$11,044	$11,805
'24	$11,218	$11,922
'24	$11,023	$11,748
'24	$11,250	$11,951
'24	$11,035	$11,777
'25	$11,067	$11,836
'25	$11,214	$11,954
'25	$10,979	$11,751
'25	$10,826	$11,656
'25	$10,765	$11,664
'25	$10,820	$11,736
'25	$10,675	$11,713
'25	$10,752	$11,815
'25	$11,093	$12,088
'25	$11,233	$12,238
'25	$11,268	$12,266
'25	$11,281	$12,277
'26	$11,327	$12,392
'26	$11,492	$12,547
'26	$11,235	$12,255
'26	$11,381	$12,396
'26	$11,472	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.56%	-0.26%	1.38%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.56%	-0.26%	1.38%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,996,979
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,877,093
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016738
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class S
Trading Symbol	SHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$71	0.68%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.63% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,187	$10,159
'16	$10,191	$10,165
'16	$10,227	$10,179
'16	$10,188	$10,128
'16	$10,085	$10,022
'16	$9,700	$9,648
'16	$9,786	$9,761
'17	$9,834	$9,826
'17	$9,908	$9,894
'17	$9,932	$9,916
'17	$9,999	$9,987
'17	$10,155	$10,146
'17	$10,147	$10,110
'17	$10,205	$10,191
'17	$10,294	$10,269
'17	$10,268	$10,217
'17	$10,292	$10,242
'17	$10,291	$10,187
'17	$10,417	$10,293
'18	$10,306	$10,172
'18	$10,254	$10,142
'18	$10,296	$10,179
'18	$10,277	$10,143
'18	$10,396	$10,259
'18	$10,411	$10,268
'18	$10,427	$10,293
'18	$10,434	$10,319
'18	$10,372	$10,252
'18	$10,241	$10,189
'18	$10,285	$10,302
'18	$10,360	$10,425
'19	$10,423	$10,504
'19	$10,488	$10,560
'19	$10,677	$10,727
'19	$10,714	$10,768
'19	$10,903	$10,916
'19	$10,958	$10,956
'19	$11,029	$11,045
'19	$11,227	$11,219
'19	$11,173	$11,129
'19	$11,172	$11,149
'19	$11,207	$11,177
'19	$11,254	$11,211
'20	$11,475	$11,412
'20	$11,697	$11,559
'20	$10,642	$11,140
'20	$10,297	$11,000
'20	$10,631	$11,350
'20	$10,993	$11,444
'20	$11,244	$11,636
'20	$11,259	$11,582
'20	$11,247	$11,584
'20	$11,245	$11,549
'20	$11,507	$11,724
'20	$11,739	$11,795
'21	$11,947	$11,870
'21	$11,763	$11,682
'21	$11,856	$11,754
'21	$12,036	$11,852
'21	$12,207	$11,888
'21	$12,323	$11,920
'21	$12,446	$12,019
'21	$12,402	$11,975
'21	$12,278	$11,889
'21	$12,224	$11,854
'21	$12,397	$11,955
'21	$12,451	$11,974
'22	$12,098	$11,646
'22	$11,982	$11,605
'22	$11,468	$11,228
'22	$10,945	$10,918
'22	$11,071	$11,080
'22	$10,614	$10,899
'22	$11,051	$11,187
'22	$10,752	$10,941
'22	$10,070	$10,521
'22	$9,892	$10,434
'22	$10,480	$10,922
'22	$10,439	$10,953
'23	$10,866	$11,268
'23	$10,582	$11,013
'23	$10,764	$11,257
'23	$10,780	$11,232
'23	$10,737	$11,134
'23	$10,911	$11,246
'23	$10,981	$11,290
'23	$10,851	$11,128
'23	$10,498	$10,802
'23	$10,272	$10,710
'23	$11,017	$11,390
'23	$11,360	$11,654
'24	$11,423	$11,595
'24	$11,475	$11,610
'24	$11,560	$11,609
'24	$11,403	$11,466
'24	$11,445	$11,432
'24	$11,728	$11,607
'24	$11,881	$11,713
'24	$11,991	$11,805
'24	$12,179	$11,922
'24	$11,978	$11,748
'24	$12,233	$11,951
'24	$12,020	$11,777
'25	$12,054	$11,836
'25	$12,236	$11,954
'25	$11,989	$11,751
'25	$11,829	$11,656
'25	$11,773	$11,664
'25	$11,843	$11,736
'25	$11,694	$11,713
'25	$11,788	$11,815
'25	$12,172	$12,088
'25	$12,336	$12,238
'25	$12,384	$12,266
'25	$12,409	$12,277
'26	$12,459	$12,392
'26	$12,662	$12,547
'26	$12,389	$12,255
'26	$12,548	$12,396
'26	$12,672	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.63%	0.75%	2.40%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,996,979
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,877,093
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016739
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	NOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.68%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 7.63% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
'16	$1,000,000	$1,000,000
'16	$1,018,716	$1,015,909
'16	$1,019,139	$1,016,529
'16	$1,022,676	$1,017,901
'16	$1,018,860	$1,012,821
'16	$1,008,636	$1,002,195
'16	$970,068	$964,818
'16	$978,746	$976,145
'17	$983,535	$982,580
'17	$990,926	$989,403
'17	$993,349	$991,551
'17	$1,000,820	$998,746
'17	$1,016,430	$1,014,597
'17	$1,014,865	$1,010,958
'17	$1,021,434	$1,019,137
'17	$1,029,553	$1,026,893
'17	$1,026,939	$1,021,672
'17	$1,030,158	$1,024,166
'17	$1,029,218	$1,018,682
'17	$1,041,787	$1,029,329
'18	$1,030,683	$1,017,211
'18	$1,025,559	$1,014,172
'18	$1,029,699	$1,017,915
'18	$1,027,882	$1,014,282
'18	$1,040,569	$1,025,897
'18	$1,042,145	$1,026,773
'18	$1,042,846	$1,029,264
'18	$1,044,430	$1,031,907
'18	$1,037,371	$1,025,226
'18	$1,025,115	$1,018,913
'18	$1,028,711	$1,030,191
'18	$1,036,122	$1,042,526
'19	$1,042,510	$1,050,407
'19	$1,048,967	$1,056,031
'19	$1,068,750	$1,072,724
'19	$1,072,462	$1,076,755
'19	$1,090,474	$1,091,600
'19	$1,096,902	$1,095,631
'19	$1,103,148	$1,104,461
'19	$1,123,770	$1,121,882
'19	$1,117,462	$1,112,889
'19	$1,118,298	$1,114,883
'19	$1,120,922	$1,117,671
'19	$1,125,598	$1,121,083
'20	$1,148,649	$1,141,225
'20	$1,170,816	$1,155,942
'20	$1,064,433	$1,114,013
'20	$1,029,938	$1,100,032
'20	$1,064,235	$1,135,025
'20	$1,100,462	$1,144,367
'20	$1,125,529	$1,163,641
'20	$1,127,046	$1,158,181
'20	$1,124,942	$1,158,427
'20	$1,124,723	$1,154,947
'20	$1,151,949	$1,172,376
'20	$1,175,115	$1,179,518
'21	$1,195,930	$1,187,034
'21	$1,177,524	$1,168,174
'21	$1,185,836	$1,175,378
'21	$1,204,860	$1,185,237
'21	$1,221,994	$1,188,773
'21	$1,232,549	$1,192,037
'21	$1,245,918	$1,201,923
'21	$1,241,477	$1,197,512
'21	$1,228,112	$1,188,870
'21	$1,223,693	$1,185,394
'21	$1,241,001	$1,195,485
'21	$1,245,385	$1,197,414
'22	$1,210,033	$1,164,637
'22	$1,199,431	$1,160,465
'22	$1,148,102	$1,122,846
'22	$1,094,720	$1,091,789
'22	$1,107,320	$1,108,007
'22	$1,062,641	$1,089,860
'22	$1,106,371	$1,118,656
'22	$1,075,509	$1,094,139
'22	$1,008,237	$1,052,145
'22	$989,497	$1,043,395
'22	$1,048,346	$1,092,198
'22	$1,045,221	$1,095,325
'23	$1,086,901	$1,126,788
'23	$1,058,558	$1,101,309
'23	$1,076,725	$1,125,745
'23	$1,078,370	$1,123,173
'23	$1,074,013	$1,113,440
'23	$1,092,444	$1,124,594
'23	$1,099,458	$1,129,043
'23	$1,085,392	$1,112,789
'23	$1,050,110	$1,080,175
'23	$1,027,552	$1,070,983
'23	$1,103,146	$1,138,970
'23	$1,136,428	$1,165,442
'24	$1,142,741	$1,159,490
'24	$1,149,070	$1,160,979
'24	$1,157,511	$1,160,942
'24	$1,140,762	$1,146,564
'24	$1,144,969	$1,143,201
'24	$1,173,249	$1,160,724
'24	$1,188,552	$1,171,303
'24	$1,199,548	$1,180,541
'24	$1,219,455	$1,192,209
'24	$1,199,404	$1,174,825
'24	$1,224,914	$1,195,119
'24	$1,202,443	$1,177,720
'25	$1,206,998	$1,183,623
'25	$1,225,151	$1,195,359
'25	$1,200,476	$1,175,101
'25	$1,183,340	$1,165,634
'25	$1,177,743	$1,166,382
'25	$1,185,866	$1,173,644
'25	$1,169,852	$1,171,273
'25	$1,179,203	$1,181,453
'25	$1,217,644	$1,208,813
'25	$1,234,044	$1,223,806
'25	$1,240,046	$1,226,613
'25	$1,241,327	$1,227,717
'26	$1,247,499	$1,239,239
'26	$1,266,621	$1,254,683
'26	$1,240,579	$1,225,542
'26	$1,256,492	$1,239,575
'26	$1,267,658	$1,244,203

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	7.63%	0.74%	2.40%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,996,979
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,877,093
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]